Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company leases certain office space and laboratory facilities. The Company’s lease agreements typically do not contain any significant guarantees of asset values at the end of a lease, renewal options or restrictive covenants. Pursuant to ASC 842, Leases, all leases are classified as operating leases. During 2022 and 2021, the discount rate used in the calculation of lease liabilities was 7.50%, which is the estimate of the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term.
Total operating lease costs and variable lease costs for the years ended December 31, 2022 and 2021 were $2,167 and $2,126 and $2,227 and $2,575, respectively. Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2022 and 2021 was $2,370 and $2,059, respectively.
As of December 31, 2022, lease payments for operating leases for the Company’s office facility and laboratories are shown below (in thousands):

Year ending December 31,
2023	$1,302
2024	2,602
2025	2,347
2026	2,418
2027	—
Thereafter	—
Total lease payments	$8,669
Less: imputed interest	1,256
Total lease liabilities	$7,413
The following is a summary of weighted average remaining lease term and discount rate for all of the Company’s operating leases:

	Year Ended December 31,
	2022	2021
Weighted average remaining lease term (years)	3.5	2.4
Weighted average discount rate	7.50%	7.50%
Lessor accounting
In May 2020, the Company executed an agreement to lease certain land to a subsidiary of LanzaJet for a period of 10 years with an option to renew this lease for five additional periods of one year with minimum annual rent due. This agreement is accounted for as an operating lease. In February 2022, the lease agreement with LanzaJet was amended to extend the pre-development term of the lease until the earlier of commencement of construction of the alcohol-to-jet fuel facility on the leased land or December 31, 2023, increased the annual base rent amount and increased the term from 10 years to 12 years. Additionally, the subsidiary of LanzaJet was granted an option to renew this lease for thirteen additional periods of one year. In August 2022, the lease agreement was amended further to increase the annual rent due upon commencement of construction of the alcohol-to-jet fuel facility. We recognize lease revenue on a straight-line basis over the life of the lease agreement. The following future minimum lease payments due to us from the lease agreement at December 31, 2022, is as follows (in thousands)

Year ending December 31,
2023	$34
2024	155
2025	155
2026	155
2027	155
Thereafter	1,240
$1,894

Leases	Leases
The Company leases certain office space and laboratory facilities. The Company’s lease agreements typically do not contain any significant guarantees of asset values at the end of a lease, renewal options or restrictive covenants. Pursuant to ASC 842, Leases, all leases are classified as operating leases. During 2022 and 2021, the discount rate used in the calculation of lease liabilities was 7.50%, which is the estimate of the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term.
Total operating lease costs and variable lease costs for the years ended December 31, 2022 and 2021 were $2,167 and $2,126 and $2,227 and $2,575, respectively. Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2022 and 2021 was $2,370 and $2,059, respectively.
As of December 31, 2022, lease payments for operating leases for the Company’s office facility and laboratories are shown below (in thousands):

Year ending December 31,
2023	$1,302
2024	2,602
2025	2,347
2026	2,418
2027	—
Thereafter	—
Total lease payments	$8,669
Less: imputed interest	1,256
Total lease liabilities	$7,413
The following is a summary of weighted average remaining lease term and discount rate for all of the Company’s operating leases:

	Year Ended December 31,
	2022	2021
Weighted average remaining lease term (years)	3.5	2.4
Weighted average discount rate	7.50%	7.50%
Lessor accounting
In May 2020, the Company executed an agreement to lease certain land to a subsidiary of LanzaJet for a period of 10 years with an option to renew this lease for five additional periods of one year with minimum annual rent due. This agreement is accounted for as an operating lease. In February 2022, the lease agreement with LanzaJet was amended to extend the pre-development term of the lease until the earlier of commencement of construction of the alcohol-to-jet fuel facility on the leased land or December 31, 2023, increased the annual base rent amount and increased the term from 10 years to 12 years. Additionally, the subsidiary of LanzaJet was granted an option to renew this lease for thirteen additional periods of one year. In August 2022, the lease agreement was amended further to increase the annual rent due upon commencement of construction of the alcohol-to-jet fuel facility. We recognize lease revenue on a straight-line basis over the life of the lease agreement. The following future minimum lease payments due to us from the lease agreement at December 31, 2022, is as follows (in thousands)

Year ending December 31,
2023	$34
2024	155
2025	155
2026	155
2027	155
Thereafter	1,240
$1,894